NATIONWIDE MUTUAL FUNDS

Supplement dated July 16, 2009
to Currently Effective Prospectuses for

Nationwide Investor Destinations	Nationwide U.S. Small Cap Value Fund
Aggressive Fund	Nationwide Destination 2010 Fund
Nationwide Investor Destinations	Nationwide Destination 2015 Fund
Moderately Aggressive Fund	Nationwide Destination 2020 Fund
Nationwide Investor Destinations	Nationwide Destination 2025 Fund
Moderate Fund	Nationwide Destination 2030 Fund
Nationwide Investor Destinations	Nationwide Destination 2035 Fund
Moderately Conservative Fund	Nationwide Destination 2040 Fund
Nationwide Investor Destinations	Nationwide Destination 2045 Fund
Conservative Fund	Nationwide Destination 2050 Fund
Nationwide International Value Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

The following footnote has been added to the table for each of the above-referenced Funds under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended October 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2008. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending April 30, 2009 are available in each Fund’s semi-annual report, which is available on www.nationwide.com/mutualfunds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
 WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund
Nationwide Value Opportunities Fund

Supplement dated July 16, 2009
to the Prospectus dated March 2, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. For the Nationwide Growth Fund, the following footnote has been added to the table on page 9 under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended October 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2008. Because of a decline in the Fund’s average net assets during the current fiscal year, the Fund’s total annual fund operating expenses have increased substantially. In general, a decline in a Fund’s average net assets, as a result of market volatility or other factors, could cause that Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you will pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending April 30, 2009 are available in the Fund’s semi-annual report, which is available on www.nationwide.com/mutualfunds.

2. For each of the Nationwide Fund, Nationwide Large Cap Value Fund, Nationwide Value Fund and Nationwide Value Opportunities Fund, the following footnote has been added to the table for the Fund under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended October 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2008. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending April 30, 2009 are available in each Fund’s semi-annual report, which is available on www.nationwide.com/mutualfunds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

     Supplement dated July 16, 2009
 to the Prospectus dated March 2, 2009 (as revised April 30, 2009)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. The following footnote has been added to the table for each of the above-referenced Funds under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended October 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2008. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending April 30, 2009 are available in each Fund’s semi-annual report, which is available on www.nationwide.com/mutualfunds.

2. In the “Income and Capital Gain Distributions” section on page 42, the first paragraph is deleted and replaced with the following:

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare daily and distribute net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated July 16, 2009
to the Prospectus dated March 2, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. The following footnote has been added to the table for each of the above-referenced Funds under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended October 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2008. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending April 30, 2009 are available in each Fund’s semi-annual report, which is available on www.nationwide.com/mutualfunds.

2. In the “Income and Capital Gain Distributions” section on page 41, the first paragraph is deleted and replaced with the following:

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Bond Index Fund expects to declare daily and distribute net investment income, if any, to shareholders as dividends monthly. The International Index, Mid Cap Market Index, S&P 500 Index and Small Cap Index Funds expect to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE